REVENUE FROM CONTRACTS WITH CUSTOMERS (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disaggregation of Revenue [Line Items]
Contract liabilities	$ 0	$ 0
Oil and Natural Gas Revenue [Member] | One Purchaser [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration of credit risk percentage	10.00%	0.00%